Exhibit 99.17

Client Name:
Client Project Name:	JPMMT 2019-1
Start - End Dates:	6/13/2018-10/23/2018
Deal Loan Count:	12
Report Run Date:

Rating Agency ATR QM Data Fields

Loans in Report:	12

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
300845822	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	1195	XXX	4.8991	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300896400	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	3671.25	XXX	4.9282	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300993802	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	3480.2	XXX	4.953	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300973669	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	4607.3	XXX	4.9664	Unemployed	Employed	U.S. Citizen	U.S. Citizen	No	0
300914924	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	1650	XXX	4.8249	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300929268	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	19189.75	XXX	5.0869	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300929260	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	2311	XXX	4.9577	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300929259	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	1195	XXX	5.1518	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300929251	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	1840	XXX	5.1924	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300929233	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	33.61	XXX	4.7392	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300788877	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	8659.39	XXX	5.2477	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300917107	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	2007.5	XXX	4.79	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	No	0

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